Financial Instruments - Unobservable Input Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gross transfers into level 3	$ 1.8		$ 11.1
Foreign Corporate Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Gross transfers out of Level 3			(14.1)
Other [Member]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Gross transfers out of Level 3			(17.7)
Investment Type [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gross transfers into level 3			11.1
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers into (out of) Level 3
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	219.0		268.3
Included in earnings	4.4		1.6
Included in other comprehensive income	6.3		3.3
Other	8.7	[1]	(11.5)	[1]
Purchases	87.9		63.3
Sales	59.5		42.8
Settlements	24.7		42.5
Transfers into (out of) Level 3	(46.3)		(20.7)	[2]
Ending balance	195.8		219.0
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Amount of Level 3 net unrealized losses included in net income			(0.2)
Gross transfers out of Level 3	(48.1)		(31.8)
Fair Value, Measurements, Recurring [Member] | Foreign Corporate Debt Securities [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	49.4		54.9
Included in earnings	1.6		1.0
Included in other comprehensive income	2.9		(0.8)
Other	0.7	[1]	(0.9)	[1]
Purchases	50.0		35.1
Sales	36.2		24.5
Settlements	1.2		1.3
Transfers into (out of) Level 3	(14.5)		(14.1)
Ending balance	52.7		49.4
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Amount of Level 3 net unrealized losses included in net income			0
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	29.5		36.9
Included in earnings	3.0		3.4
Included in other comprehensive income	(1.1)		1.9
Other	0	[1]	0	[1]
Purchases	5.1		0
Sales	4.9		0
Settlements	6.1		12.7
Transfers into (out of) Level 3	(5.4)		0
Ending balance	20.1		29.5
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Amount of Level 3 net unrealized losses included in net income			0
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	36.7		37.9
Included in earnings	0.8		0
Included in other comprehensive income	(0.2)		0
Other	7.5	[1]	(6.4)	[1]
Purchases	7.2		5.5
Sales	12.2		0.3
Settlements	0		0
Transfers into (out of) Level 3	(17.7)		0
Ending balance	22.1		36.7
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Amount of Level 3 net unrealized losses included in net income			0
Fair Value, Measurements, Recurring [Member] | Other [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	103.4		138.6
Included in earnings	(1.0)		(2.8)
Included in other comprehensive income	4.7		2.2
Other	0.5	[1]	(4.2)	[1]
Purchases	25.6		22.7
Sales	6.2		18.0
Settlements	17.4		28.5
Transfers into (out of) Level 3	(8.7)	[1]	(6.6)
Ending balance	100.9		103.4
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Amount of Level 3 net unrealized losses included in net income			$ (0.2)

[1]	Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results.
[2]	Gross transfers into Level 3 during 2011 include $11.1 million of other financial assets. Gross transfers out of Level 3 during 2011 include $17.7 million of other financial assets and $14.1 million of foreign securities.